Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 46,834,546	$ 45,442,240	$ 3,549,597	$ 1,760,685	$ 1,880,331	$ 888,563	$ 100,355,962